SA Funds – Investment Trust

1190 Saratoga Avenue

Suite 200

San Jose, California 95129

Phone 800.366.7266

Fax 408.247.1108

http://www.assante.com/us

October 24, 2002

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549 - 0505

Re:

SA Funds - Investment Trust (the “Registrant”)

(File Nos.: 333-70423; 811-09195)

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional information for the above-referenced Registrant do not differ from those contained in Post-Effective Amendment No. 11 (the "Amendment") to the Registrant's Registration Statement on Form N-1A. The Amendment was filed electronically on October 23, 2002.

Please call me at (310) 229-4464 with any questions or comments concerning this filing.

Very truly yours,

/s/ Jennifer S. Fromm

Jennifer S. Fromm

Vice President and Secretary

cc:

R. Darrell Mounts, Esq.

Julie Tedesco, Esq.